WARRANT LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance at beginning of the year	$ 2,009
Balance at end of the year	1,579	$ 2,009
Less: Current portion	(199)	(517)
Non-current portion	90	411
Warrants [Member]
Statement Line Items [Line Items]
Balance at beginning of the year	2,009	1,161
US dollar warrants issued during the year		2,296
Fair value adjustment	(520)	(1,304)
Effect of movement in exchange rates	90	(144)
Balance at end of the year	1,579	2,009
Less: Current portion
Non-current portion	$ 1,579	$ 2,009